CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual rights (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	$ 15.8	$ 32.1
Due within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	15.8	29.8
Due within one and two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	2.3
Due between two and three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Due between three and four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Due between four and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Due in more than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Vessel [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	15.8	32.1
Vessel [Member] | Due within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	15.8	29.8
Vessel [Member] | Due within one and two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	2.3
Vessel [Member] | Due between two and three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Vessel [Member] | Due between three and four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Vessel [Member] | Due between four and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	0.0	0.0
Vessel [Member] | Due in more than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Contractual rights - as lessor	$ 0.0	$ 0.0